BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Balances with related parties (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Trade receivables	$ 56	$ 98
Other receivables		562
CURRENT LIABILITIES
Trade payables	833	2,855
Other liabilities
Other liabilities	3,672	6,263
Other liabilities
Other liabilities	3,361	10,978
La Capital Cable
CURRENT ASSETS
Other receivables		557
CURRENT LIABILITIES
Trade payables	252	9
Teledifusora San Miguel Arcngel
CURRENT LIABILITIES
Trade payables		2
Ver T.V
CURRENT ASSETS
Trade receivables		27
Other receivables		5
OPH
CURRENT ASSETS
Trade receivables	56	71
CURRENT LIABILITIES
Trade payables	581	2,844
Other liabilities
Other liabilities	3,672	6,263
Other liabilities
Other liabilities	3,361	10,978
Related party
CURRENT ASSETS
Trade receivables	2,287	1,742
Other receivables	773	11
CURRENT LIABILITIES
Trade payables	14,812	12,183
Other Related parties
CURRENT ASSETS
Trade receivables	2,287	1,742
Other receivables	773	11
CURRENT LIABILITIES
Trade payables	$ 14,812	$ 12,183